Warrants and Warrant Liability (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Warrants and Warrant Liability (Details) [Line Items]
Financing warrants outstanding			33,784,576
Additional paid-in capital (in Dollars)			$ 174.3
Fair value adjustment (in Dollars)			$ 84.0
Warrants outstanding			4,320,133
Warrants expire years		5 years	5 years
Description of warrants		NextNav has the right to redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sales price of the Company’s common stock matched or exceeded $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which NextNav sends the notice of redemption to the warrant holders.	NextNav has the right to redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sales price of the Company’s common stock matched or exceeded $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which NextNav sends the notice of redemption to the warrant holders.
Warrant [Member]
Warrants and Warrant Liability (Details) [Line Items]
Warrants outstanding	18,749,990	18,749,990	18,875,000
Public warrants sold	9,999,990		10,000,000
Warrants issued	8,750,000		8,750,000
Warrant liability description			The Private Placement Warrants are classified as a liability on the Company’s Consolidated Balance Sheet as of December 31, 2021. As of December 31, 2021, the Company recorded $12.9 million to the Consolidated Statement of Comprehensive Loss as a fair value adjustment for the Private Placement Warrants. Upon consummation of the Business Combination, the terms included in the Public Warrants that initially precluded equity classification were no longer applicable, with the Public Warrants issued during Sparatcus’ initial public offering being reclassified from a liability to equity. Accordingly, NextNav reclassified $17.8 million from warrant liability to additional paid-in capital.
Warrants to purchase	1	1	1
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Business Combination [Member]
Warrants and Warrant Liability (Details) [Line Items]
Description of business combination		In connection with the closing of the Business Combination, AT&T Services, Inc. and certain of its affiliates (“AT&T”) elected to exchange its outstanding warrants in Holdings for a new warrant to purchase an aggregate of 4,320,133 shares of NextNav’s common stock, subject to adjustment, at an exercise price of $0.01 (the “AT&T Warrant”). On May 23, 2022, AT&T exercised the AT&T Warrant using a net settlement method and received 4,308,297 shares of common stock of NextNav.